Income Taxes - Additional Information (Detail) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018	Dec. 31, 2017	Dec. 22, 2017	Aug. 04, 2018	Jul. 29, 2017	Aug. 04, 2018	Jul. 29, 2017	Feb. 02, 2019	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Income Tax [Line Items]
Effective Income Tax rate		21.00%	35.00%	21.00%	35.00%		21.00%			33.70%	35.00%	35.00%
Re-measurement of the Company's deferred tax balances	$ 32,100,000									$ 32,100,000
Valuation Allowance		$ 0								0
Unrecognized tax Benefits		3,900,000								3,900,000	$ 3,400,000
Unrecognized tax Benefits										3,200,000
Income tax expenses recognized										700,000	300,000	$ 300,000
Unrecognized tax benefits, interest on income taxes accrued		$ 1,000,000								$ 1,000,000	$ 300,000
Effective income tax rate					73.70%	36.00%	682.00%	36.00%		(120.70%)	38.50%	32.80%
Scenario, Forecast [Member]
Income Tax [Line Items]
Effective income tax rate									27.20%